Accrued Expenses (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses
Accrued legal costs		$ 738,600	$ 0
Accrued printing costs		275,000	0
Due to veterinary school of medicine		0	45,000
Accrued consulting fees		0	17,683
Accrued interest	$ 120,962	29,292	15,671
Accrued vacation	173,473	140,408	0
Accrued compensation and related expense	137,630	0	0
Other	216,292	134,691	896
Total	$ 648,357	$ 1,317,991	$ 79,250